Business Combinations - Schedule of the Purchase Price Allocation (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 325,014	$ 3,804	₨ 316,002	₨ 307,970
Rizing Intermediate Holdings Inc and its subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets				3,850
Fair value of property, plant and equipment				373
Fair value of right-of-use assets				201
Fair value of customer-related intangibles				3,894
Fair value of marketing-related intangibles				482
Deferred tax liabilities on intangible assets				(1,750)
Total				7,050
Goodwill				36,780
Total purchase price				43,830
Cash and cash equivalents				2,114
Fair value of acquired trade receivables included in net assets				3,220
Gross contractual amount of acquired trade receivables				3,233
Less: Allowance for lifetime expected credit loss				(13)
Transaction costs				99
Convergence Acceleration Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Net assets				532
Fair value of property, plant and equipment				0
Fair value of right-of-use assets				0
Fair value of customer-related intangibles				1,708
Fair value of marketing-related intangibles				0
Deferred tax liabilities on intangible assets				0
Total				2,240
Goodwill				3,347
Total purchase price				5,587
Cash and cash equivalents				127
Fair value of acquired trade receivables included in net assets				452
Gross contractual amount of acquired trade receivables				452
Less: Allowance for lifetime expected credit loss				0
Transaction costs				₨ 19
Aggne [Member]
Disclosure of detailed information about business combination [line items]
Net assets			194
Fair value of property, plant and equipment			374
Fair value of right-of-use assets			33
Fair value of customer-related intangibles			556
Fair value of marketing-related intangibles			390
Deferred tax liabilities on intangible assets			(367)
Total			1,180
Goodwill			4,817
Share of non-controlling interests			(472)
Total purchase price			5,525
Cash and cash equivalents			153
Fair value of acquired trade receivables included in net assets			113
Gross contractual amount of acquired trade receivables			113
Less: Allowance for lifetime expected credit loss			0
Transaction costs			₨ 31
AVT [Member]
Disclosure of detailed information about business combination [line items]
Net assets	173
Fair value of property, plant and equipment	9
Fair value of customer-related intangibles	1,896
Deferred tax liabilities on intangible assets	(566)
Total	1,512
Goodwill	1,324
Total purchase price	2,836
Cash and cash equivalents	113
Fair value of acquired trade receivables included in net assets	215
Gross contractual amount of acquired trade receivables	215
Less: Allowance for lifetime expected credit loss	0
Transaction costs	₨ 45